SEGMENT INFORMATION - Schedule of Adjustments Related to Minimum Volume Commitments Shortfall Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	$ 11,302	$ (11,453)	$ 26,377
Expected MVC shortfall payments	298	(449)	188
Total adjustments related to MVC shortfall payments	11,600	(11,902)	26,565
Williston Basin
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	8,691	11,870	10,743
Expected MVC shortfall payments	0	0	0
Total adjustments related to MVC shortfall payments	8,691	11,870	10,743
Piceance/DJ Basins
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	3,288	(21,623)	14,813
Expected MVC shortfall payments	(317)	33	381
Total adjustments related to MVC shortfall payments	2,971	(21,590)	15,194
Barnett Shale
Segment Reporting Information [Line Items]
Net change in deferred revenue for MVC shortfall payments	(677)	(1,700)	821
Expected MVC shortfall payments	615	(482)	(193)
Total adjustments related to MVC shortfall payments	$ (62)	$ (2,182)	$ 628